STATEMENT OF INVESTMENTS
BNY Mellon Natural Resources Fund

June 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.7%
Agricultural Products & Services - 4.3%
Archer-Daniels-Midland Co.	154,021		11,637,827
Bunge Ltd.	318,391		30,040,191
Darling Ingredients, Inc.	123,582	[a]	7,883,296
			49,561,314
Aluminum - 2.6%
Alcoa Corp.	649,237		22,028,611
Norsk Hydro ASA	1,345,604		7,997,973
			30,026,584
Coal & Consumable Fuels - 6.3%
Cameco Corp.	1,372,973	[b]	43,015,244
Energy Fuels, Inc.	1,577,371	[a,b]	9,842,795
NexGen Energy Ltd.	4,095,096	[a]	19,320,136
			72,178,175
Construction & Engineering - 2.0%
Fluor Corp.	790,271	[a,b]	23,392,022
Copper - 10.1%
Antofagasta PLC	1,042,787		19,433,308
Capstone Copper Corp.	2,713,804	[a]	12,311,728
First Quantum Minerals Ltd.	1,372,999		32,481,441
Freeport-McMoRan, Inc.	1,307,479		52,299,160
			116,525,637
Diversified Chemicals - 2.0%
The Chemours Company	625,621		23,079,159
Diversified Metals & Mining - 10.3%
Ivanhoe Mines Ltd., CI. A	2,684,354	[a,b]	24,518,349
Lynas Rare Earths Ltd.	1,128,650	[a]	5,196,664
Pilbara Minerals Ltd.	4,689,897	[b]	15,466,103
South32 Ltd.	7,557,849		19,060,964
Teck Resources Ltd., Cl. B	1,296,825		54,596,332
			118,838,412
Environmental & Facilities Services - .1%
Li-Cycle Holdings Corp.	263,170	[a,b]	1,460,593
Fertilizers & Agricultural Chemicals - 8.3%
CF Industries Holdings, Inc.	516,904		35,883,476
Corteva, Inc.	331,531		18,996,726
Nutrien Ltd.	472,590		27,906,439
The Mosaic Company	357,556		12,514,460
			95,301,101

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.7% (continued)
Industrial Machinery & Supplies - .6%
Energy Recovery, Inc.		233,999	[a]	6,540,272
Integrated Oil & Gas - 15.8%
BP PLC		8,497,523		49,785,686
Equinor ASA, ADR		805,516	[b]	23,529,122
Occidental Petroleum Corp.		900,181		52,930,643
Shell PLC		1,855,050		55,231,534
				181,476,985
Oil & Gas Drilling - 4.0%
Transocean Ltd.		6,638,951	[a,b]	46,539,046
Oil & Gas Equipment & Services - 10.7%
Halliburton Co.		459,476		15,158,113
NOV, Inc.		550,463		8,829,427
Schlumberger NV		1,065,642		52,344,335
Weatherford International PLC		709,937	[a]	47,154,016
				123,485,891
Oil & Gas Exploration & Production - 15.7%
Chesapeake Energy Corp.		191,156	[b]	15,995,935
ConocoPhillips		224,766		23,288,005
EOG Resources, Inc.		272,986		31,240,518
EQT Corp.		922,528		37,943,577
Hess Corp.		402,327		54,696,356
Woodside Energy Group Ltd.		740,630		17,151,935
				180,316,326
Oil & Gas Refining & Marketing - 3.1%
Marathon Petroleum Corp.		300,940		35,089,604
Oil & Gas Storage & Transportation - 1.4%
Frontline PLC		566,671		8,233,730
Scorpio Tankers, Inc.		167,160		7,894,967
				16,128,697
Packaged Foods & Meats - 1.4%
Adecoagro SA		1,726,800	[b]	16,162,848
Total Common Stocks (cost $992,049,181)				1,136,102,666

Investment of Cash Collateral for Securities Loaned - 2.5%
Registered Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $28,365,424)	5.17	28,365,424	[c]	28,365,424
Total Investments (cost $1,020,414,605)		101.2%		1,164,468,090
Liabilities, Less Cash and Receivables		(1.2%)		(13,555,403)
Net Assets		100.0%		1,150,912,687

ADR—American Depositary Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2023, the value of the fund’s securities on loan was $68,336,293 and the value of the collateral was $69,964,996, consisting of cash collateral of $28,365,424 and U.S. Government & Agency securities valued at $41,599,572. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Natural Resources Fund

June 30, 2023 (Unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	946,778,499	189,324,167	††	-	1,136,102,666
Investment Companies	28,365,424	-		-	28,365,424

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2023, accumulated net unrealized appreciation on investments was $144,053,485, consisting of $182,177,274 gross unrealized appreciation and $38,123,789 gross unrealized depreciation.

At June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.